OTHER DISCLOSURES - SHARE-BASED PAYMENT SCHEMES - General Terms and Conditions of Launched Programmes (Details)		12 Months Ended
	Feb. 01, 2017 DKK shares	Dec. 31, 2017 DKK shares	Dec. 31, 2016 DKK shares	Dec. 31, 2015 DKK shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		7,616,750.00000
Expensed in the Income statement		DKK 292,000,000	DKK 368,000,000	DKK 442,000,000
Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		1,465,411
Value at launch date		DKK 508,000,000	508,000,000
Expensed in the Income statement		DKK 169,000,000	245,000,000	135,000,000
Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		1,384,823
Vesting period		4 years
Expensed in the Income statement		DKK 19,000,000	29,000,000	108,000,000
Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		4,731,022
Vesting period		4 years
Expensed in the Income statement		DKK 102,000,000	DKK 94,000,000	DKK 199,000,000
2017 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		0
Value per share at launch (DKK per share)		DKK 0
Vesting period		0 years
Value at launch date		DKK 0
Expensed in the Income statement		DKK 0
2017 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		356,195
Value per share at launch (DKK per share)		DKK 213
Vesting period		3 years
Value at launch date		DKK 76,000,000
Expensed in the Income statement		DKK 19,000,000
2017 Shares allocated to pool | Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		761,826
Value per share at launch (DKK per share)		DKK 213
Vesting period		3 years
Value at launch date		DKK 162,000,000
Expensed in the Income statement		DKK 40,000,000
2016 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		0	1,465,411
Value per share at launch (DKK per share)			DKK 346
Vesting period			3 years
Value at launch date			DKK 508,000,000
Expensed in the Income statement			DKK 169,000,000
2016 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares	356,195	96,705	96,705
Value per share at launch (DKK per share)			DKK 304
Vesting period			3 years
Value at launch date	DKK 76,000,000	DKK 29,000,000	DKK 29,000,000
Expensed in the Income statement			DKK 29,000,000
2016 Shares allocated to pool | Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		224,055	224,055
Value per share at launch (DKK per share)			DKK 304
Vesting period			3 years
Value at launch date		DKK 68,000,000	DKK 68,000,000
Expensed in the Income statement			DKK 17,000,000
2015 Shares allocated to pool | Restricted stock units to employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares				0
Value per share at launch (DKK per share)				DKK 0
Vesting period				0 years
Value at launch date				DKK 0
Expensed in the Income statement				DKK 0
2015 Shares allocated to pool | Shares for Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		378,943		378,943
Value per share at launch (DKK per share)				DKK 285
Vesting period				3 years
Value at launch date		DKK 108,000,000		DKK 108,000,000
Expensed in the Income statement				DKK 108,000,000
2015 Shares allocated to pool | Shares for Management group below Management Board
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares awarded in the year (in shares) | shares		879,988		879,988
Value per share at launch (DKK per share)				DKK 285
Vesting period				3 years
Value at launch date		DKK 251,000,000		DKK 251,000,000
Expensed in the Income statement				DKK 63,000,000